SUPPLEMENT
                            Dated September 13, 2001
                                       To
                          Prospectus Dated MAY 1, 2001
                                       For
                          Consultant I Flexible Premium
                 Individual Deferred Variable Annuity Contracts
                     Issued by Lincoln Benefit Life Company
        In connection with Lincoln Benefit Life Variable Annuity Account



In the section entitled Fee Tables on page 6, the Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) chart is deleted in its entirety and replaced with the following chart:



 CONTRIBUTION YEAR      APPLICABLE
                          CHARGE

        1-2                 7%
        3-4                 6%
         5                  5%
         6                  4%
         7                  3%
         8+                 0%